Related Parties - Schedule of Benefits to Related Parties (Details) - Related Party [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Schedule of Benefits to Related Parties [Line Items]
Payroll and related expenses in respect of employed related parties	$ 358	$ 349
Number of related parties	3	3